PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Net Periodic Pension Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Past service cost - Plan amendments	$ 0	$ 15	$ 0
Total	435	478	555
Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	114	136	125
Past service cost - Plan amendments	4	25	14
Past service cost - Settlements	(26)	2
Cost of termination benefits		6
Net interest cost/(income) on net DB liability/(asset)	112	94	106
Total	204	263	245
United States | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	26	31	32
Past service cost - Plan amendments	0	25	0
Past service cost - Settlements	0	0
Cost of termination benefits		0
Net interest cost/(income) on net DB liability/(asset)	35	28	48
Total	61	84	80
Canada | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	21	25	26
Past service cost - Plan amendments	0	0	13
Past service cost - Settlements	0	2
Cost of termination benefits		0
Net interest cost/(income) on net DB liability/(asset)	19	14	13
Total	40	41	52
Brazil | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0	3	4
Past service cost - Plan amendments	2	0	0
Past service cost - Settlements	(26)	0
Cost of termination benefits		0
Net interest cost/(income) on net DB liability/(asset)	4	5	4
Total	(20)	8	8
Europe | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	58	68	60
Past service cost - Plan amendments	2	0	1
Past service cost - Settlements	0	0
Cost of termination benefits		6
Net interest cost/(income) on net DB liability/(asset)	32	27	31
Total	92	101	92
Other | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	9	9	3
Past service cost - Plan amendments	0	0	0
Past service cost - Settlements	0	0
Cost of termination benefits		0
Net interest cost/(income) on net DB liability/(asset)	22	20	10
Total	$ 31	$ 29	$ 13